Interest Expense (Tables)	12 Months Ended
Dec. 31, 2015
Interest Expense [Abstract]
Schedule of Interest Expense
	December 31,2015		December 31,2014	December 31,2013
	RMB	US$	RMB	RMB
Interest cost capitalized	-	-	-	2,059
Interest cost charged to expense	8,333	1,286	12,486	10,094
	8,333	1,286	12,486	12,153